Segment Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 91,221	$ 71,851
US [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 46,700	$ 35,100